Stockholders' Equity (Tables)	3 Months Ended
Nov. 30, 2013
Equity [Abstract]
Series A Convertible Preferred Stock
	Preferred	Number of		Weighted Avg.
	Shares	Common Shares	Proceeds if	Per Common Sh.
	Outstanding	Convertible	Converted	Exercise Price
Outstanding, August 31, 2012	129,062	64,531	$25,812	$0.40

Expired/Retired	—	—	—	$—
Converted	—	—	—	$0.40
Issued	—	—	—	$—
Outstanding, August 31, 2013	129,062	64,531	$25,812	$0.40

Expired/Retired	—	—	—	$0.40
Converted	—	—	—	$—
Issued	—	—	—	$—
Outstanding, November 30, 2013	129,062	64,531	$25,812	$0.40

Series D Convertible Preferred Stock
	Preferred	Number of		Weighted Avg.
	Shares	Common Shares	Proceeds if	Per Common Sh.
	Outstanding	Convertible	Converted	Exercise Price
Outstanding, August 31, 2012	-	-	$ -	$ -

Expired/Retired	-	-	-	$ -
Converted	-	-	-	$ -
Issued	58,564	58,564,000	-	$ 80.25
Outstanding, August 31, 2013	58,564	58,564,000	$ -	$ -

Expired/Retired	-	-	-	$ -
Converted	-	-	-	$ -
Issued	-	-	-	$ -
Outstanding, November 30, 2013	58,564	58,564,000	$ -	$ 80.25

Common Stock
Date of Sale	Proceeds from Sale	Further Description and Remarks
April 26, 2012	$10,000	On April 26, 2012, the Company sold 250,000 shares of common stock to a non-related accredited investor at $0.04 per share.
October 15, 2012	$20,000	On October 15, 2012, the Company sold 1,000,000 shares of common stock to a non-related accredited investor at $0.02 per share.
January 6, 2013	$20,000	On January 6, 2013, the Company sold 2,000,000 shares of common stock to three non-related accredited investors at $0.01 per share.
February 8, 2013	$0	On February 8, 2013, Anthony Silverman, our former president and CEO, converted a promissory note in the amount of $10,242 in principal and interest into 1,024,164 shares of common stock at $0.01 per share.
June 17,2013	$10,000	On June 17, 2013, the Company sold 2,000,000 shares of common stock to an affiliated accredited investors at $0.005 per share.
July 17, 2013	$20,000	On July 17, 2013, the Company sold 4,000,000 shares of common stock to an affiliated accredited investors at $0.005 per share.
August 8, 2013	$36,000	On August 8, 2013, the Company sold 6,000,000 shares of common stock to an affiliated accredited investors at $0.006 per share.
September 11, 2013	$10,000	On September 11, 2013, the Company sold 1,500,000 shares of common stock to an affiliated accredited investors at $0.00667 per share.
October 3, 2013	$0	On October 3, 2013, an unrelated accredited investor converted $15,620 in principal from a convertible promissory note into 4,000,000 shares of common stock at $0.03905 per share.

Warrant Activity
		Weighted Avg.
	Number	Exercise Price
Outstanding, August 31, 2012	-	-
Expired/Retired	-	-
Exercised	-	-
Issued	7,000,000	0.012
Outstanding, August 31, 2013	7,000,000	-

Expired/Retired	-	-
Exercised	-	-
Issued	4,500,000	0.012
Outstanding, November 30, 2013	11,500,000	0.012

Fair-Value of Warrants
	Three Months Ended November 30,
	2013	2012
Volatility………………………………………………………………………	329% - 380%	-
Risk free rate……………………………………………………………….	0.25%	0.00%
Expected dividends……………………………………………………………	None	None
Expected term (in years)…………………………………………………..	3 years	-

Exercisable outstanding warrants
		Weighted
		Average
Date of	Number	Exercise	Remaining	Expiration
Grant	of Shares	Price	Exercise Life	Date

Fourth quarter of fiscal 2013	7,000,000	$ 0.012	3 to 4 years	July-17

Outstanding, August 31, 2013	7,000,000

First quarter of fiscal 2014	4,500,000	$ 0.012	3 years	November-17

Outstanding, November 30, 2013	11,500,000

Stock Options
			Weighted Average
	Number of	Option Price	Exercise Price
	Options Granted	Per Share	Per Share

Outstanding, August 31, 2012	297,085	$0.12 - $5.16	$ 1.43
Granted	-	-	-
Exercised	-	-	-
Cancelled	(80,000)	$1.60 - $5.16	2.42
Outstanding, August 31, 2013	217,085	$0.12 - $2.00	$ 1.12
Granted
Exercised	-	-	-
Cancelled	(69,585)	$1.36 - $1.60	1.47
Outstanding, November 30, 2013	147,500	$0.12 - $2.00	$ 0.98

Average Intrinsic Value of Options
	Options	Options
	Outstanding	Exercisable
Number of options	147,500	147,500
Aggregate intrinsic value of options	$ -	$ -
Weighted average remaining contractual term (years)	1.57	1.57
Weighted average exercise price	$ 0.98	$ 0.98